Biological Assets (Tables)	12 Months Ended
Oct. 31, 2021
Schedule of reconciliation of changes in the carrying amount of biological assets

	October 31, 2021	October 31, 2020
	$	$
Beginning balance	250,690	156,589
Purchased cannabis plants	2,969,773	724,878
Allocation of operational overhead	1,430,876	1,130,712
Change in FVLCTS due to biological transformation	1,824,225	1,515,492
Transferred to inventory upon harvest	(5,287,012)	(3,276,981)
Ending balance	1,188,552	250,690

Schedule of Fair value of biological assets

			Impact of 20% change
	October 31, 2021	October 31, 2020	October 31, 2021	October 31, 2020
Estimated selling price per pound ($/pound)	1,130	1,123	219,428	48,720
Estimated stage of growth (%)	51%	63%	189,943	38,104
Estimated flower yield per harvest (pound)	1,915	216	189,943	38,104